Unearned Revenue/ Accrued revenue (Tables)	9 Months Ended
Sep. 30, 2013
Deferred Received In Advance And Unearned Revenue
Unearned And Received In Advance Revenue
	December 31,	September 30,
	2012	2013
Unearned Revenue
Revenue received in advance of service provided – Current liability	$3,935	$2,148
Deferred revenue resulting from varying charter rates
Current liability	14,270	11,109
Non-current liability	3,419	3,018
Total Unearned Revenue	$21,624	$16,275

Accrued Revenue
Resulting from varying charter rates – Current asset	$554	$376
Resulting from varying charter rates –Non Current asset	92	92
Total Accrued Revenue	$646	$468